Advances for Vessels	12 Months Ended
Dec. 31, 2022
Advances For Assets Acquisition And Assets Under Construction
Advances for Vessels	Advances for Vessels
Advances for vessels are comprised of the following:

Balance, January 1, 2021	$9,126
Additions for advances, including capitalized expenses and interest	109,694
Transferred to vessel cost (refer to Note 4)	(62,336)
Balance, December 31, 2021	56,484
Additions for advances, including capitalized expenses and interest	185,149
Transferred to vessel cost (refer to Note 4)	(165,353)
Balance, December 31, 2022	$76,280

Advances paid for vessels represent advances paid for vessel acquisitions, vessels under construction and vessel improvements and comprise payments of installments that were due to the respective shipyard or third-party sellers, capitalized interest, certain capitalized expenses and expenditures for major improvements and regulatory compliance. During the years ended December 31, 2021 and December 31, 2022, such payments were made for the following vessels:

•During the year ended December 31, 2021: advances for Vassos, Climate Respect, Climate Ethics, Hull 11043, Hull 11064, Hull 11065, Hull 11067, Hull 11081, Hull 1392,Paraskevi 2, Koulitsa 2, and Venus Harmony and BWTS and Scrubbers retrofitting and improvements for several vessels; and
•During the year ended December 31, 2022: advances for Vassos, Climate Respect, Climate Ethics, Hull 11043, Hull 1138 and Hull 1139, Maria, Michalis H, Aghia Sofia and BWTS and Scrubbers retrofitting and improvements for several vessels.